SUBSEQUENT EVENTS (Narrative) (Details)		1 Months Ended	6 Months Ended	12 Months Ended
	Apr. 12, 2019 USD ($)	Apr. 26, 2019 USD ($) $ / shares shares	Sep. 30, 2018 USD ($)	Mar. 31, 2019 USD ($)	Jun. 28, 2019 USD ($)	Apr. 12, 2019 $ / shares shares
Aggregate gross proceeds			$ 6,955,798	$ 17,238,429
Line Of Credit Facility Increase Loan Commitment Amount				$ 4,000,000
Line Of Credit Facility, Commitment Termination Fee Percentage				2.00%
Subsequent Event [Member]
Number of aggregate common stock issued upon exercise of purchase of warrant | shares		1,700,000				74,000
Exercise price, warrants | (per share)		$ 0.60				$ 2.90
Aggregate gross proceeds	$ 160,486	$ 1,020,000
Line Of Credit Facility Increase Loan Commitment Amount					$ 5,000,000
Line Of Credit Facility, Commitment Termination Fee Percentage					1.00%